Financial instruments - Foreign currency risk (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)
Financial instruments
Change in USD and CAD exchange rate (in percentage)	10.00%	10.00%	10.00%	10.00%
Change in earnings on change in the USD and CAD exchange rate	$ 1,778	$ 2,526,000	$ 1,224	$ 1,678